Note 13 - Warrants and Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	200,648	314,218
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	0	0
Non-Incentive Plan Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	46,643	323,498
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 21.46	$ 21.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	164 days	335 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0
Warrants to Purchase Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	404,676	728,583
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.12	$ 6.18
Warrants and Rights Outstanding, Remaining Contractual Term (Year)	2 years	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 6.29	$ 6.29
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 134	$ 134